CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (Parenthetical) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Number of ordinary shares for each ADS | shares		(13)	(13)	(13)	(13)
Research and development expenses
Share-based compensation expense due to re-designation	[1]	$ 3,074	¥ 21,401	¥ 13,306	¥ 405
Series E convertible redeemable preferred shares | Research and development expenses
Share-based compensation expense due to re-designation | ¥				¥ 11,587

[1]	The amount for the year ended December 31, 2018 included share-based compensation expenses of RMB11,587 related to the Series E convertible redeemable preferred shares re-designation. Please refer to Note 12 for details.